Discontinued Operations (Narrative) (Details) AUD / shares in Units, $ / shares in Units, € in Millions, AUD in Millions, $ in Millions						1 Months Ended	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Oct. 28, 2013 EUR (€)	Oct. 28, 2013 USD ($)	May. 23, 2012 AUD	May. 23, 2012 USD ($) $ / shares	Apr. 30, 2014	Sep. 30, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2012 USD ($)	May. 23, 2012 AUD / shares	Jul. 11, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Deferred income tax expense (benefit)								$ (350.6)	$ 18.6	$ 36.0
Gain on disposal of discontinued operations, net of taxes								332.7	0.0	924.1
Foreign currency transaction gains (losses)								(836.5)	349.3	438.4
Net earnings (loss)								$ (647.4)	$ (905.7)	$ 387.3
Foreign Tax Authority [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Statutory income tax rate								35.00%
Domestic Tax Authority [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Statutory income tax rate	23.00%					21.00%
Chellomedia [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of business		€ 750.0	$ 1,013.1
Pre-tax gain on sale							$ 342.2
Deferred income tax expense (benefit)							9.5
Gain on disposal of discontinued operations, net of taxes							332.7
Chellomedia [Member] | Accumulated Translation Adjustment [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Pre-tax gain on sale							$ 64.0
Chellomedia [Member] | Domestic Tax Authority [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Statutory income tax rate							21.50%
Austar [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Proceeds from divestiture of business					$ 1,056.1
Deferred income tax expense (benefit)								$ 4.1
Business disposition, percent of ownership interest sold												100.00%
Business acquisition percentage of voting interests acquired												45.85%
Percentage of shares owned after stock transaction				54.15%	54.15%
Equity interest in acquiree before increase in ownership | AUD				AUD 1,046.5
Gain (loss) on disposal								928.2
Foreign currency transaction gains (losses)								22.6
Net earnings (loss)								$ (15.1)
Austar [Member] | FOXTEL [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Percentage of shares owned after stock transaction				100.00%	100.00%
Business acquisition, purchase price (in AUD/USD per share) | (per share)					$ 1.50						AUD 1.52
Cost of acquired entity				AUD 1,932.7	$ 1,906.6